As filed with the U.S. Securities and Exchange Commission on January 08, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2023

McElhenny Sheffield Managed Risk ETF

Ticker: MSMR

McElhenny Sheffield Managed Risk ETF

McElhenny Sheffield Managed Risk ETF

SHAREHOLDER LETTER
(Unaudited)

Dear MSMR Shareholders,

Thank you for your investment in the McElhenny Sheffield Managed Risk ETF, referred to herein as “MSMR” or the “Fund”. The information presented in this letter relates to MSMR’s performance period from November 1, 2022 through October 31, 2023 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that employs proprietary trend and momentum-based strategies developed by McElhenny Sheffield Capital Management, LLC, the Fund’s investment sub-adviser. The Fund invests in shares of other ETFs using a rules-based process that reflects a blend of our Trend Plus and Sector Rotation strategies. Trend Plus is a trend following strategy that seeks to participate in uptrends in the U.S. equity markets while avoiding negative or non-trending markets. Sector Rotation is a momentum-based strategy that seeks to participate in the highest-momentum segments of the market, while avoiding areas of the market demonstrating weak momentum. We generally allocate approximately 50% of the Fund’s assets to each of the strategies, although such allocations may vary over time in response to market movements.

For the current fiscal period, MSMR was up 11.20% at market and 11.45% at net asset value (“NAV”). Over the same period, the S&P 500® Total Return Index was up 10.14%. MSMR outperformed its benchmark over this period primarily through having maximum exposure and participating in the uptrend and high-momentum sectors in May through July then repositioning somewhat defensively to lose less than the broad market when the S&P 500 dropped in August through October. MSMR is fully-tactical and its ability to react to changing market conditions and adjust equity exposure quickly can benefit shareholders in strong up trending markets but is also aimed at reducing drawdowns in the Fund during market pullbacks, which we believe provides a better experience for investors. MSMR was down less than the benchmark during 2022 and therefore requires less return on the upside to achieve cumulative outperformance of our benchmark, which we hope to achieve over full market cycles.

We believe that traditional allocations to stocks and bonds (i.e., strategic asset allocations or “buy and hold” strategies) will continue to deliver sub-optimal returns for investors in the near future and may fall woefully short of attaining the average returns experienced by those approaches over the previous bull market periods. The stock market has climbed from its bear market lows set in October 2022, but has not fully recovered, thus the bear market continues, and risk management remains a top priority. Our tactical approach can take advantage of market events by moving fully defensive when it appears equity markets are exhibiting weakness and then re-engaging into equity positions when there is quantitative evidence of a market recovery or the beginning of a new uptrend.

McElhenny Sheffield Managed Risk ETF

SHAREHOLDER LETTER
(Unaudited) (Continued)

We are excited to give investors access to the McElhenny Sheffield Managed Risk ETF to take advantage of the current investing environment. We believe our ability to participate in market upside while staying focused on risk management and reducing drawdowns should lead to long term outperformance and high risk-adjusted returns.

We appreciate your interest in MSMR. If we can elaborate on the underlying strategies, please don’t hesitate to ask as we would love an opportunity to discuss.

Sincerely,

Bruce Fraser, Founder and Managing Member, and
Grant Morris, CFA, CFP®, Partner and Portfolio Manager
McElhenny Sheffield Capital Management, Sub-adviser to the Fund
McElhenny Sheffield Managed Risk ETF

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund could experience a loss if it is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the primary exchange’s official close price at 4:00 p.m. Eastern and does not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

S&P 500® Total Return Index – a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Drawdown – a peak-to-trough decline in an investment, security, or index over a specific time period, as measured by the difference in the highest value during the time period and the subsequent lowest value during the time period.

Aptus Capital Advisors is the adviser to the McElhenny Sheffield Managed Risk ETF, which is distributed by Quasar Distributors, LLC.

McElhenny Sheffield Capital Management is the sub-adviser to the McElhenny Sheffield Managed Risk ETF.

McElhenny Sheffield Managed Risk ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2023	One Year	Since Inception (11/16/2021)
McElhenny Sheffield Managed Risk ETF — NAV	11.45%	-2.21%
McElhenny Sheffield Managed Risk ETF — Market	11.20%	-2.24%
S&P 500® Total Return Index	10.14%	-4.14%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 16, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.96%.

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

McElhenny Sheffield Managed Risk ETF

Performance Summary
(Unaudited) (Continued)

The performance data represents past performance & does not guarantee future results. Investment return & principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost when sold or redeemed. Current performance may be higher or lower than the performance quoted. Short term performance in particular is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns. For performance data current to the most recent month end, please call (800) 617-0004, or visit www.mscmfunds.com/msmr-etf.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

McElhenny Sheffield Managed Risk ETF

Portfolio Allocation
As of October 31, 2023 (Unaudited)

Asset Type	Percentage of Net Assets
Exchange-Traded Funds	59.6%
Short-Term Investments	40.3
Other Assets in Excess in Liabilities	0.1
Total	100.0%

McElhenny Sheffield Managed Risk ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 59.6% (a)
	Precious Metals — 10.5%
67,104	iShares Gold Strategy ETF (b)	$3,981,603

	U.S. Equity, Communications — 14.9%
143,982	Fidelity MSCI Communication Services Index ETF	5,629,696

	U.S. Equity, Energy — 19.4%
86,148	Energy Select Sector SPDR Fund	7,338,949

	U.S. Equity, High Dividend — 14.8%
58,726	iShares Core High Dividend ETF	5,607,158

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,742,984)	22,557,406

	SHORT-TERM INVESTMENTS — 40.3%
15,244,810	First American Treasury Obligations Fund - Class X, 5.27% (c)(d)	15,244,810
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,244,810)	15,244,810

	TOTAL INVESTMENTS (Cost $37,987,794) — 99.9%	37,802,216
	Other Assets in Excess of Liabilities — 0.1%	47,810
	NET ASSETS — 100.0%	$37,850,026

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.
(b)	Affiliated Exchange-Traded Fund during the period. See Note 5 in Notes to Financial Statements.
(c)	Rate shown is the annualized seven-day yield as of October 31, 2023.
(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Statement of Assets and Liabilities
October 31, 2023

ASSETS
Investments in unaffiliated securities, at value*	$33,820,613
Investments in affiliated securities, at value*	3,981,603
Interest receivable	75,145
Total assets	37,877,361

LIABILITIES
Management fees payable	27,335
Total liabilities	27,335

NET ASSETS	$37,850,026

Net Assets Consist of:
Paid-in capital	$40,754,659
Total distributable earnings (accumulated deficit)	(2,904,633)
Net assets	$37,850,026

Net Asset Value:
Net assets	$37,850,026
Shares outstanding ^	1,600,000
Net asset value, offering and redemption price per share	$23.66

* Identified cost:
Investments in unaffiliated securities	$34,130,656
Investments in affiliated securities	3,857,138

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Statement of Operations
For the Year Ended October 31, 2023

INCOME
Dividends from unaffiliated investments	$557,425
Dividends from affiliated investments	61,103
Interest	199,357
Total investment income	817,885

EXPENSES
Management fees	298,716
Total expenses	298,716
Net investment income (loss)	519,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(109,543)
Investments in affiliated securities	192,464
In-kind redemptions on unaffiliated securities	2,452,982
In-kind redemptions on affiliated securities	30,846
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(649,734)
Investments in affiliated securities	1,088,915
Net realized and unrealized gain (loss) on investments	3,005,930
Net increase (decrease) in net assets resulting from operations	$3,525,099

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Period Ended October 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$519,169	$(112,484)
Net realized gain (loss) on investments	2,566,749	(3,086,134)
Change in unrealized appreciation (depreciation) on investments	439,181	(624,759)
Net increase (decrease) in net assets resulting from operations	3,525,099	(3,823,377)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(368,897)	(16,017)
Tax return of capital to shareholders	—	(432)
Total distributions to shareholders	(368,897)	(16,449)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	33,113,600	39,348,315
Payments for shares redeemed	(30,608,085)	(3,320,180)
Net increase (decrease) in net assets derived from capital share transactions (a)	2,505,515	36,028,135
Net increase (decrease) in net assets	$5,661,717	$32,188,309

NET ASSETS
Beginning of year/period	$32,188,309	$—
End of year/period	$37,850,026	$32,188,309

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,400,000	1,650,000
Shares redeemed	(1,300,000)	(150,000)
Net increase (decrease)	100,000	1,500,000

(1)	The Fund commenced operations on November 16, 2021. The information presented is from November 16, 2021 to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31, 2023	Period Ended October 31, 2022 (1)
Net asset value, beginning of year/period	$21.46	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.34	(0.09)
Net realized and unrealized gain (loss) on investments (7)	2.10	(3.43)
Total from investment operations	2.44	(3.52)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.24)	(0.02)
Tax return of capital to shareholders	—	(0.00	)(3)
Total distributions to shareholders	(0.24)	(0.02)

Net asset value, end of year/period	$23.66	$21.46

Total return	11.45%	-14.10	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$37,850	$32,188

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.84%	0.84	%(5)
Net investment income (loss) to average net assets	1.46%	-0.43	%(5)
Portfolio turnover rate (6)	619%	553	%(4)

(1)	Commencement of operations on November 16, 2021.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

McElhenny Sheffield Managed Risk ETF

Notes to Financial Statements
October 31, 2023

NOTE 1 – ORGANIZATION

McElhenny Sheffield Managed Risk ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation while managing downside risk. The Fund commenced operations on November 16, 2021.

The end of the reporting period for the Fund is October 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year from November 1, 2022 through October 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$22,557,406	$—	$—	$22,557,406
Short-Term Investments	15,244,810	—	—	15,244,810
Total Investments in Securities, at value	$37,802,216	$—	$—	$37,802,216

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

dividend income or separately disclosed, if any, are recorded at the fair value of security received. Withholding taxes on foreign dividends and foreign taxes on capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended October 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(2,276,168)	$2,276,168

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with McElhenny Sheffield Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.84% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $180,929,769 and $196,481,982, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $33,037,955 and $29,814,008, respectively.

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Fund during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act, because the Fund owns greater than five percent of the outstanding voting shares, were as follows:

Affiliated Issuer	Value at 10/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares Gold Strategy ETF	$6,205,012	$10,585,020	$(14,120,654)	$223,310	$1,088,915
	$6,205,012			$223,310	$1,088,915

Affiliated Issuer (continued)	Value at 10/31/2023	Shares Held at 10/31/2023	Dividend Income	Capital Gain Distributions from Underlying Funds
iShares Gold Strategy ETF	$3,981,603	67,104	$61,103	$—
	$3,981,603		$61,103	$—

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2023 were as follows:

Tax cost of investments	$37,987,794
Gross tax unrealized appreciation	$124,465
Gross tax unrealized depreciation	(310,043)
Net tax unrealized appreciation (depreciation)	(185,578)
Undistributed ordinary income	21,771
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(2,740,826)
Distributable earnings (accumulated deficit)	$(2,904,633)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2023, the Fund did not elect to defer any post-October capital losses or late-year losses.

As of October 31, 2023, the Fund had a short-term capital loss carryforward of $2,740,826. This amount does not have an expiration date. The Fund utilized $231,690 of short-term capital loss carryforward from the prior year.

The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2023 was $368,897 of ordinary income and during the fiscal period ended October 31, 2022 was $16,017 of ordinary income and $432 of return of capital.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust

McElhenny Sheffield Managed Risk ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RISKS

Concentration Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Investment Company Risk. The risks of the Fund investing in investment companies typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company will cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Additionally, there may not be an active trading market available for shares of some ETFs. Shares of an ETF may also trade in the market at a premium or discount to their NAV.

McElhenny Sheffield Managed Risk ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of McElhenny Sheffield Managed Risk ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of McElhenny Sheffield Managed Risk ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2023 and for the period from November 16, 2021 (commencement of operations) to October 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

McElhenny Sheffield Managed Risk ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

We have served as the auditor for one or more investment companies advised by Aptus Capital Advisors, LLC since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 20, 2023

McElhenny Sheffield Managed Risk ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

McElhenny Sheffield Managed Risk ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).

McElhenny Sheffield Managed Risk ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust (Continued)
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021-2023); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.mscmfunds.com/msmr-etf.

McElhenny Sheffield Managed Risk ETF

Expense Example
For the Six-Months Ended October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

McElhenny Sheffield Managed Risk ETF

Expense Example
For the Six-Months Ended October 31, 2023 (Unaudited) (Continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,080.20	$4.40
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.97	$4.28

(1)

The dollar amount shown as expenses paid during the period are equal to the annualized expense ratio, 0.84%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

McElhenny Sheffield Managed Risk ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

McElhenny Sheffield Managed Risk ETF

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 10.76%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended October 31, 2023 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.mscmfunds.com/msmr-etf. The Fund’s portfolio holdings are posted on its website at www.mscmfunds.com/msmr-etf daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.mscmfunds.com/msmr-etf.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

McElhenny Sheffield Managed Risk ETF

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.mscmfunds.com/msmr-etf.

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Adviser

Aptus Capital Advisors, LLC

265 Young Street

Fairhope, Alabama 36532

Sub-Adviser

McElhenny Sheffield Capital Management, LLC

4701 West Lovers Lane

Dallas, Texas 75209

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

McElhenny Sheffield Managed Risk ETF

Symbol – MSMR

CUSIP – 26922B774

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
(a) Audit Fees	$ 14,000	$13,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$ 3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	N/A.

(g)	The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h)	The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	01/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	01/08/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	01/08/2024

*	Print the name and title of each signing officer under his or her signature.